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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas  77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell Hawkins
Title:  Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins             Houston, Texas                   August 11, 2004
    [Signature]                 [City, State]                        [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $141,925 (thousands)


List of Other Included Managers:

None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** ROYAL DUTCH PETROLEUM CO   COM              780257804     9611   186000 SH       SOLE                   186000
ALTRIA GROUP INC               COM              02209s103    21521   430000 SH       SOLE                   430000
AON CORPORATIONCMN             COM              037389103     8541   300000 SH       SOLE                   300000
CHEVRONTEXACO CORP             COM              166764100     5647    60000 SH       SOLE                    60000
CIT GROUP INC NEW              COM              125581108     5743   150000 SH       SOLE                   150000
CITIGROUP INC                  COM              172967101     3487    75000 SH       SOLE                    75000
COSTCO WHOLESALE CORP NEW      COM              22160k105     2265    55000 SH       SOLE                    55000
EXPRESSJET HOLDINGS, INC.      COM              30218u108      607    50000 SH       SOLE                    50000
EXXON MOBIL CORP               COM              30231g102     7772   175000 SH       SOLE                   175000
FIRST DATA CORPORATIONCMN      COM              319963104     6678   150000 SH       SOLE                   150000
FREDDIE MAC                    COM              313400301     4747    75000 SH       SOLE                    75000
ISHARES MSCI JAPAN INDEX FDMAR COM              464286848     4779   450000 SH       SOLE                   450000
JACOBS ENGR GROUP DEL COM      COM              469814107     1378    35000 SH       SOLE                    35000
KERR MC GEE CORP               COM              492386107     2420    45000 SH       SOLE                    45000
LIBERTY MEDIA CORP NEWCMN SERI COM              530718105     2472   275000 SH       SOLE                   275000
LIBERTY MEDIA INTL INC COM SER COM              530719103      510    13750 SH       SOLE                    13750
MCI INC COM                    COM              552691107     6695   463976 SH       SOLE                   463976
MCKESSON CORPORATION COM       COM              58155q103     6866   200000 SH       SOLE                   200000
NOBLE ENERGY INC               COM              655044105     1020    20000 SH       SOLE                    20000
PREMCOR INC CMN                COM              74045q104     5250   140000 SH       SOLE                   140000
SHELL TRNS&TRADNG PLC NY SHS(N COM              822703609    11175   250000 SH       SOLE                   250000
SKYWEST INC COM                COM              830879102      870    50000 SH       SOLE                    50000
SOUTHWEST AIRLINES CO          COM              844741108     5551   331000 SH       SOLE                   331000
STATE STREET CORP              COM              857477103     3678    75000 SH       SOLE                    75000
SYNTROLEUM CORP                COM              871630109      165    25000 SH       SOLE                    25000
US ONCOLOGY INCCMN             COM              90338w103      368    25000 SH       SOLE                    25000
VALERO ENERGY CORP-NEW         COM              91913y100     4426    60000 SH       SOLE                    60000
ZIONS BANCORP                  COM              989701107     7681   125000 SH       SOLE                   125000

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